Restructuring and Other Charges	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Restructuring and Related Activities [Abstract]
Restructuring and Other Charges

D. Restructuring and Other Charges—In the third quarter and nine-month period of 2016, Alcoa Corporation recorded Restructuring and other charges of $17 and $109, respectively.

Restructuring and other charges in the 2016 third quarter included $17 for layoff costs related to cost reduction initiatives, including the separation of approximately 30 employees (Aluminum segment) and related pension settlement costs (see Note L); a net credit of $1 for other miscellaneous items; and a net charge of $1 related to corporate actions of ParentCo allocated to Alcoa Corporation.

In the 2016 nine-month period, Restructuring and other charges included $84 for additional net costs related to decisions made in the fourth quarter of 2015 to permanently close and demolish the Warrick (Indiana) smelter and to curtail the Wenatchee (Washington) smelter and Point Comfort (Texas) refinery (see below); $28 for layoff costs related to cost reduction initiatives, including the separation of approximately 60 employees (Aluminum segment) and related pension settlement costs (see Note L); a net charge of $1 related to corporate actions of ParentCo allocated to Alcoa Corporation; and $4 for the reversal of a number of small layoff reserves related to prior periods.

In the 2016 nine-month period, costs related to the closure and curtailment actions included accelerated depreciation of $70 related to the Warrick smelter as it continued to operate during the 2016 first quarter; $24 ($4 in the 2016 third quarter) for the reversal of severance costs initially recorded in the 2015 fourth quarter; and $38 ($2 in the 2016 third quarter) in other costs. Additionally in the 2016 nine-month period, remaining inventories, mostly operating supplies and raw materials, were written down to their net realizable value, resulting in a charge of $5, which was recorded in Cost of goods sold on the accompanying Statement of Combined Operations. The other costs of $38 ($2 in the 2016 third quarter) represent $30 ($3 in the 2016 third quarter) for contract termination, $4 (($3) in the 2016 third quarter) in asset retirement obligations for the rehabilitation of a coal mine related to the Warrick smelter, and $4 ($2 in the 2016 third quarter) in other related costs. Additional charges may be recognized in future periods related to these actions.

In the third quarter and nine-month period of 2015, Alcoa recorded Restructuring and other charges of $54 and $297, respectively.

Restructuring and other charges in the 2015 third quarter included $42 for charges related to the decision to curtail the remaining capacity (887,000 metric-tons-per-year) at the refinery in Suriname; $11 for exit costs related to the decision to permanently shut down and demolish a power station (see below); $3 for layoff costs; and $2 for the reversal of a few layoff reserves related to prior periods.

In the 2015 nine-month period, Restructuring and other charges included $190 for exit costs related to decisions to permanently shut down and demolish a smelter and a power station (see below); $80 for the separation of approximately 800 employees (680 in the Aluminum segment and 120 combined in the Alumina and Bauxite segments), supplier contract-related costs, and other charges associated with the decisions to curtail the remaining capacity at both the refinery in Suriname (1,330,000 metric-tons-per-year) and the São Luís smelter (74,000 metric-ton-per-year); $24 related to post-closing adjustments associated with two December 2014 divestitures; $14 for layoff costs, including the separation of approximately 150 employees (Aluminum segment); a net credit of $5 related to corporate actions of ParentCo allocated to Alcoa Corporation; and $6 for the reversal of a number of small layoff reserves related to prior periods.

In the second quarter of 2015, management approved the permanent shutdown and demolition of the Poços de Caldas smelter (capacity of 96,000 metric-tons-per-year) in Brazil and the Anglesea power station (including the closure of a related coal mine) in Australia. The entire capacity at Poços de Caldas has been temporarily idled since May 2014 and the Anglesea power station was shut down at the end of August 2015. Demolition and remediation activities related to the Poços de Caldas smelter and the Anglesea power station began in late 2015 and are expected to be completed by the end of 2026 and 2020, respectively.

The decision on the Poços de Caldas smelter was due to management’s conclusion that the smelter was no longer competitive as a result of challenging global market conditions for primary aluminum that had not dissipated, which led to the initial curtailment, and higher costs. For the Anglesea power station, the decision was made because a sale process did not result in a sale and there would have been imminent operating costs and financial constraints related to this site in the remainder of 2015 and beyond, including significant costs to source coal from available resources, necessary maintenance costs, and a depressed outlook for forward electricity prices. The Anglesea power station previously supplied approximately 40 percent of the power needs for the Point Henry smelter, which was closed in August 2014.

In the 2015 nine-month period, costs related to the shutdown actions included asset impairments of $86, representing the write-off of the remaining book value of all related properties, plants, and equipment; $22 ($11 in the 2015 third quarter) for the layoff of approximately 90 employees (80 in the Energy segment and 10 in the Aluminum segment); including $11 in pension costs (see Note L); and $82 in other exit costs. Additionally in the 2015 nine-month period, remaining inventories, mostly operating supplies and raw materials, were written down to their net realizable value, resulting in a charge of $4, which was recorded in Cost of goods sold on the accompanying Statement of Combined Operations. The other exit costs of $82 represent $45 in asset retirement obligations and $29 in environmental remediation, both of which were triggered by the decisions to permanently shut down and demolish the aforementioned structures in Brazil and Australia (including the rehabilitation of a related coal mine), and $8 in supplier and customer contract-related costs.

Alcoa Corporation does not include Restructuring and other charges in the results of its reportable segments. The pretax impact of allocating such charges to segment results would have been as follows:

	Third quarter ended September 30,		Nine months ended September 30,
	2016	2015	2016	2015
Bauxite	$—	$7	$—	$9
Alumina	(1)	30	1	43
Aluminum	20	1	88	148
Cast Products	—	—	—	—
Energy	(3)	11	19	63
Rolled Products	—	—	—	—

Segment total	16	49	108	263
Corporate	1	5	1	34

Total restructuring and other charges	$17	$54	$109	$297

As of September 30, 2016, approximately 45 of the 60 employees associated with 2016 restructuring programs and approximately 2,500 of the 2,700 employees associated with 2015 restructuring programs were separated. As of March 31, 2016, the separations associated with the 2014 restructuring programs were essentially complete. Most of the remaining separations for the 2016 restructuring programs and all of the remaining separations for the 2015 restructuring programs are expected to be completed by the end of 2016.

In the 2016 third quarter and nine-month period, cash payments of $2 and $5, respectively, were made against layoff reserves related to 2016 restructuring programs, $11 and $62, respectively, were made against layoff reserves related to 2015 restructuring programs, and less than $1 and $1, respectively, were made against layoff reserves related to 2014 restructuring programs.

Activity and reserve balances for restructuring charges were as follows:

	Layoff costs	Other exit costs	Total
Reserve balances at December 31, 2014	$50	$13	$63

2015:
Cash payments	(65)	(1)	(66)
Restructuring charges	199	423	622
Other*	(47)	(420)	(467)

Reserve balances at December 31, 2015	137	15	152

2016:
Cash payments	(64)	(22)	(86)
Restructuring charges	27	42	69
Other*	(52)	2	(50)

Reserve balances at September 30, 2016	$48	$37	$85

*	Other includes reversals of previously recorded restructuring charges and the effects of foreign currency translation. In the 2016 nine-month period, Other for layoff costs also included a reclassification of $14 in pension benefit costs, as this obligation was included in Alcoa Corporation’s separate liability for pension benefits obligations (see Note L). Additionally in the 2016 nine-month period, Other for other exit costs also included a reclassification of $7 in asset retirement obligations, as this liability was included in Alcoa Corporation’s separate reserve for asset retirement obligations. In 2015, Other for layoff costs also included a reclassification of $35 in pension and other postretirement benefits costs, as these obligations were included in Alcoa Corporation’s separate liability for pension and other postretirement benefits obligations. Additionally in 2015, Other for other exit costs also included a reclassification of the following restructuring charges: $76 in asset retirement and $86 in environmental obligations, as these liabilities were included in Alcoa Corporation’s separate reserves for asset retirement obligations and environmental remediation.

The remaining reserves are expected to be paid in cash during the remainder of 2016, with the exception of approximately $30 to $35, which is expected to be paid over the next several years for penalties under certain contracts as a result of a curtailment of a U.S. smelter and ongoing site remediation work.

D. Restructuring and Other Charges

Restructuring and other charges for each year in the three-year period ended December 31, 2015 were comprised of the following:

	Note	2015	2014	2013
Asset impairments		$311	$328	$100
Layoff costs		199	157	152
Legal matters in Italy	N	201	—	—
Net loss on divestitures of businesses	F	25	214	—
Resolution of a legal matter	N	—	—	391
Other*		254	181	73
Reversals of previously recorded layoff and other exit costs		(7)	(17)	(4)

Total restructuring and other charges		$983	$863	$712

*	Includes $32, $23, and $14 in 2015, 2014, and 2013, respectively, related to the allocation of restructuring charges to Alcoa Corporation based on segment revenue.

Layoff costs were recorded based on approved detailed action plans submitted by the operating locations that specified positions to be eliminated, benefits to be paid under existing severance plans, union contracts or statutory requirements, and the expected timetable for completion of the plans.

2015 Actions. In 2015, Alcoa Corporation recorded Restructuring and other charges of $983, which were comprised of the following components: $418 for exit costs related to decisions to permanently shut down and demolish three smelters and a power station (see below); $238 for the curtailment of two refineries and two smelters (see below); $201 related to legal matters in Italy (see Note N); a $24 net loss primarily related to post-closing adjustments associated with two December 2014 divestitures (see Note F); $45 for layoff costs, including the separation of approximately 465 employees; $33 for asset impairments related to prior capitalized costs for an expansion project at a refinery in Australia that is no longer being pursued; a net credit of $1 for other miscellaneous items; $7 for the reversal of a number of small layoff reserves related to prior periods; and $32 related to Corporate restructuring allocated to Alcoa Corporation.

During 2015, management initiated various alumina refining and aluminum smelting capacity curtailments and/or closures. The curtailments were composed of the remaining capacity at all of the following: the São Luís smelter in Brazil (74,000 metric-tons-per-year); the Suriname refinery (1,330,000 metric-tons-per-year); the Point Comfort, TX refinery (2,010,000 metric-tons-per-year); and the Wenatchee, WA smelter (143,000 metric-tons-per-year). All of the curtailments were completed in 2015 except for 1,635,000 metric-tons-per-year at the Point Comfort refinery, which is expected to be completed by the end of June 2016. The permanent closures were composed of the capacity at the Warrick, IN smelter (269,000 metric-tons-per-year) (includes the closure of a related coal mine) and the infrastructure of the Massena East, NY smelter (potlines were previously shut down in both 2013 and 2014—see 2013 Actions and 2014 Actions below), as the modernization of this smelter is no longer being pursued. The shutdown of the Warrick smelter was completed by the end of March 2016.

The decisions on the above actions were part of a separate 12-month review in refining (2,800,000 metric-tons-per-year) and smelting (500,000 metric-tons-per-year) capacity initiated by management in March 2015 for possible curtailment (partial or full), permanent closure or divestiture. While many factors contributed to each decision, in general, these actions were initiated to maintain competitiveness amid prevailing market conditions for both alumina and aluminum. Demolition and remediation activities related to the Warrick smelter and the Massena East location will begin in 2016 and are expected to be completed by the end of 2020.

Separate from the actions initiated under the reviews described above, in mid-2015, management approved the permanent shutdown and demolition of the Poços de Caldas smelter (capacity of 96,000 metric-tons-per-year) in Brazil and the Anglesea power station (includes the closure of a related coal mine) in Australia. The entire capacity at Poços de Caldas had been temporarily idled since May 2014 and the Anglesea power station was shut down at the end of August 2015. Demolition and remediation activities related to the Poços de Caldas smelter and the Anglesea power station began in late 2015 and are expected to be completed by the end of 2026 and 2020, respectively.

The decision on the Poços de Caldas smelter was due to management’s conclusion that the smelter was no longer competitive as a result of challenging global market conditions for primary aluminum, which led to the initial curtailment, that have not dissipated and higher costs. For the Anglesea power station, the decision was made because a sale process did not result in a sale and there would have been imminent operating costs and financial constraints related to this site in the remainder of 2015 and beyond, including significant costs to source coal from available resources, necessary maintenance costs, and a depressed outlook for forward electricity prices. The Anglesea power station previously supplied approximately 40 percent of the power needs for the Point Henry smelter, which was closed in August 2014 (see 2014 Actions below).

In 2015, costs related to the shutdown and curtailment actions included asset impairments of $226, representing the write-off of the remaining book value of all related properties, plants, and equipment; $154 for the layoff of approximately 3,100 employees (1,800 in the Primary Metals segment and 1,300 in the Alumina segment), including $30 in pension costs (see Note W); accelerated depreciation of $85 related to certain facilities as they continued to operate during 2015; and $222 in other exit costs. Additionally in 2015, remaining inventories, mostly operating supplies and raw materials, were written down to their net realizable value, resulting in a charge of $90, which was recorded in Cost of goods sold on the accompanying Statement of Combined Operations. The other exit costs of $222 represent $72 in asset retirement obligations and $85 in environmental remediation, both of which were triggered by the decisions to permanently shut down and demolish the aforementioned structures in the United States, Brazil, and Australia (includes the rehabilitation of a related coal mine in each of Australia and the United States), and $65 in supplier and customer contract-related costs.

As of December 31, 2015, approximately 740 of the 3,600 employees were separated. The remaining separations for 2015 restructuring programs are expected to be completed by the end of 2016. In 2015, cash payments of $26 were made against layoff reserves related to 2015 restructuring programs.

2014 Actions. In 2014, Alcoa Corporation recorded Restructuring and other charges of $863, which were comprised of the following components: $526 for exit costs related to decisions to permanently shut down and demolish three smelters (see below); a $216 net loss for the divestitures of three operations (see Note F); $61 for the temporary curtailment of two smelters and a related production slowdown at one refinery (see below); $33 for asset impairments related to prior capitalized costs for a modernization project at a smelter in Canada that is no longer being pursued; $9 for layoff costs, including the separation of approximately 60 employees; a net charge of $4 for an environmental charge at a previously shut down refinery; $9 primarily for the reversal of a number of layoff reserves related to prior periods; and $23 related to Corporate restructuring allocated to Alcoa Corporation.

In early 2014, management approved the permanent shutdown and demolition of the remaining capacity (84,000 metric-tons-per-year) at the Massena East, NY smelter and the full capacity (190,000 metric-tons-per-year) at the Point Henry smelter in Australia. The capacity at Massena East was fully shut down by the end of March 2014 and the Point Henry smelter was fully shut down in August 2014. Demolition and remediation activities related to both the Massena East and Point Henry smelters began in late 2014 and are expected to be completed by the end of 2020 and 2018, respectively.

The decisions on the Massena East and Point Henry smelters were part of a 15-month review of 460,000 metric tons of smelting capacity initiated by management in May 2013 (see 2013 Actions below) for possible curtailment. Through this review, management determined that the remaining capacity of the Massena East smelter was no longer competitive and the Point Henry smelter had no prospect of becoming financially viable. Management also initiated the temporary curtailment of the remaining capacity (62,000 metric-tons-per-year) at the Poços de Caldas smelter and additional capacity (85,000 metric-tons-per-year) at the São Luís smelter, both in Brazil. These curtailments were completed by the end of May 2014. As a result of these curtailments, 200,000 metric-tons-per-year of production at the Poços de Caldas refinery was reduced by the end of June 2014.

Additionally, in August 2014, management approved the permanent shutdown and demolition of the capacity (150,000 metric-tons-per-year) at the Portovesme smelter in Italy, which had been idle since November 2012. This decision was made because the fundamental reasons that made the Portovesme smelter uncompetitive remained unchanged, including the lack of a viable long-term power solution. Demolition and remediation activities related to the Portovesme smelter will begin in 2016 and are expected to be completed by the end of 2020 (delayed due to discussions with the Italian government and other stakeholders).

In 2014, costs related to the shutdown and curtailment actions included $149 for the layoff of approximately 1,290 employees, including $24 in pension costs (see Note W); accelerated depreciation of $146 related to the Point Henry smelter in Australia as they continued to operate during 2014; asset impairments of $150 representing the write-off of the remaining book value of all related properties, plants, and equipment; and $152 in other exit costs. Additionally in 2014, remaining inventories, mostly operating supplies and raw materials, were written down to their net realizable value, resulting in a charge of $55, which was recorded in Cost of goods sold on the accompanying Statement of Combined Operations. The other exit costs of $152 represent $87 in asset retirement obligations and $24 in environmental remediation, both of which were triggered by the decisions to permanently shut down and demolish the aforementioned structures in Australia, Italy, and the United States, and $41 in other related costs, including supplier and customer contract-related costs.

As of December 31, 2015, the separations associated with 2014 restructuring programs were essentially complete. In 2015 and 2014, cash payments of $34 and $87, respectively, were made against layoff reserves related to 2014 restructuring programs.

2013 Actions. In 2013, Alcoa Corporation recorded Restructuring and other charges of $712, which were comprised of the following components: $391 related to the resolution of a legal matter (see Government Investigations under Litigation in Note N); $244 for exit costs related to the permanent shutdown and demolition of certain structures at three smelter locations (see below); $38 for layoff costs, including the separation of approximately 370 employees, of which 280 relates to a global overhead reduction program; $23 for asset impairments related to the write-off of capitalized costs for projects no longer being pursued due to the market environment; a net charge of $2 for other miscellaneous items; and $14 related to Corporate restructuring allocated to Alcoa Corporation.

In May 2013, management approved the permanent shutdown and demolition of two potlines (capacity of 105,000 metric-tons-per-year) that utilize Soderberg technology at the Baie Comeau smelter in Québec, Canada (remaining capacity of 280,000 metric-tons-per-year composed of two prebake potlines) and the full capacity (44,000 metric-tons-per-year) at the Fusina smelter in Italy. Additionally, in August 2013, management approved the permanent shutdown and demolition of one potline (capacity of 41,000 metric-tons-per-year) that utilizes Soderberg technology at the Massena East, NY smelter (remaining capacity of 84,000 metric-tons-per-year composed of two Soderberg potlines). The aforementioned Soderberg lines at Baie Comeau and Massena East were fully shut down by the end of September 2013 while the Fusina smelter was previously temporarily idled in 2010. Demolition and remediation activities related to all three facilities began in late 2013 and are expected to be completed by the end of 2016 for Massena East and by the end of 2017 for both Baie Comeau and Fusina.

The decisions on the Soderberg lines for Baie Comeau and Massena East were part of a 15-month review of 460,000 metric tons of smelting capacity initiated by management in May 2013 for possible curtailment, while the decision on the Fusina smelter was in addition to the capacity being reviewed. Factors leading to all three decisions were in general focused on achieving sustained competitiveness and included, among others: lack of an economically viable, long-term power solution (Italy); changed market fundamentals; other existing idle capacity; and restart costs.

In 2013, exit costs related to the shutdown actions included $113 for the layoff of approximately 550 employees (Primary Metals segment), including $78 in pension costs (see Note W); accelerated depreciation of $58 (Baie Comeau) and asset impairments of $19 (Fusina and Massena East) representing the write-off of the remaining book value of all related properties, plants, and equipment; and $54 in other exit costs. Additionally in 2013, remaining inventories, mostly operating supplies and raw materials, were written down to their net realizable value resulting in a charge of $8, which was recorded in Cost of goods sold on the accompanying Statement of Combined Operations. The other exit costs of $54 represent $47 in asset retirement obligations and $5 in environmental remediation, both of which were triggered by the decisions to permanently shut down and demolish these structures, and $2 in other related costs.

As of December 31, 2015, the separations associated with 2013 restructuring programs were essentially complete. In 2015, 2014, and 2013, cash payments of $6, $24, and $23, respectively, were made against layoff reserves related to 2013 restructuring programs.

Alcoa Corporation does not include Restructuring and other charges in the results of its reportable segments. The impact of allocating such charges to segment results would have been as follows:

	2015	2014	2013
Bauxite	$16	$—	$—
Alumina	212	283	10
Aluminum	610	559	296
Cast Products	2	(2)	—
Energy	84	—	—
Rolled Products	9	—	—

Segment total	933	840	306

Corporate	50	23	406

Total restructuring and other charges	$983	$863	$712

Activity and reserve balances for restructuring charges were as follows:

	Layoff costs	Other exit costs	Total
Reserve balances at December 31, 2012	$40	$15	$55

2013:
Cash payments	(41)	(1)	(42)
Restructuring charges	152	58	210
Other*	(93)	(58)	(151)

Reserve balances at December 31, 2013	58	14	72

2014:
Cash payments	(120)	(7)	(127)
Restructuring charges	138	158	296
Other*	(26)	(152)	(178)

Reserve balances at December 31, 2014	50	13	63

2015:
Cash payments	(65)	(1)	(66)
Restructuring charges	199	423	622
Other*	(47)	(420)	(467)

Reserve balances at December 31, 2015	$137	$15	$152

*	Other includes reversals of previously recorded restructuring charges and the effects of foreign currency translation. In 2015, 2014, and 2013, Other for layoff costs also included a reclassification of $35, $24, and $83, respectively, in pension and/or other postretirement benefits costs, as these obligations were included in Alcoa Corporation’s separate liability for pension and other postretirement benefits obligations (see Note W). Additionally in 2015, 2014, and 2013, Other for other exit costs also included a reclassification of the following restructuring charges: $76, $87, and $58, respectively, in asset retirement and $86, $28, and $12, respectively, in environmental obligations, as these liabilities were included in Alcoa Corporation’s separate reserves for asset retirement obligations (see Note C) and environmental remediation (see Note N).

The remaining reserves are expected to be paid in cash during 2016, with the exception of approximately $15, which is expected to be paid over the next several years for ongoing site remediation work and special layoff benefit payments.